SAVINGS PLAN, PENSION AND POST-RETIREMENT BENEFITS - Weighted Average Risk Target Ranges Per Asset Class - 10K (Details)	12 Months Ended
Dec. 31, 2015
International Plans [Member] | Common and preferred stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Target ranges	0.00%
International Plans [Member] | Mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Target ranges	0.00%
International Plans [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target ranges	0.00%
International Plans [Member] | Common and collective funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Target ranges	100.00%
International Plans [Member] | Hedge funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Target ranges	0.00%
International Plans [Member] | Group annuity contract [Member]
Defined Benefit Plan Disclosure [Line Items]
Target ranges	0.00%
International Plans [Member] | Cash and other investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Target ranges	0.00%
Minimum [Member] | U.S. Plans [Member] | Common and preferred stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Target ranges	0.00%
Minimum [Member] | U.S. Plans [Member] | Mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Target ranges	20.00%
Minimum [Member] | U.S. Plans [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target ranges	10.00%
Minimum [Member] | U.S. Plans [Member] | Common and collective funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Target ranges	25.00%
Minimum [Member] | U.S. Plans [Member] | Hedge funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Target ranges	0.00%
Minimum [Member] | U.S. Plans [Member] | Group annuity contract [Member]
Defined Benefit Plan Disclosure [Line Items]
Target ranges	0.00%
Minimum [Member] | U.S. Plans [Member] | Cash and other investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Target ranges	0.00%
Maximum [Member] | U.S. Plans [Member] | Common and preferred stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Target ranges	10.00%
Maximum [Member] | U.S. Plans [Member] | Mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Target ranges	30.00%
Maximum [Member] | U.S. Plans [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target ranges	30.00%
Maximum [Member] | U.S. Plans [Member] | Common and collective funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Target ranges	55.00%
Maximum [Member] | U.S. Plans [Member] | Hedge funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Target ranges	15.00%
Maximum [Member] | U.S. Plans [Member] | Group annuity contract [Member]
Defined Benefit Plan Disclosure [Line Items]
Target ranges	5.00%
Maximum [Member] | U.S. Plans [Member] | Cash and other investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Target ranges	10.00%